Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill, Impairment Loss	$ 0	$ 9,288	$ 29,055
New Car Business [Member]
Goodwill, Impairment Loss			25,804
Sindeo Business [Member]
Goodwill, Impairment Loss			$ 3,251
Geographic Farming, LLC
Goodwill, Impairment Loss		1,461
Trucker Path
Goodwill, Impairment Loss		$ 7,828